Cohen & Steers International Realty Fund, Inc.
280 Park Avenue
New York, NY 10017

May 4, 2020

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers International Realty Fund, Inc. (File Nos. 333-120705; 811-21677)

Ladies and Gentlemen:

On behalf of Cohen & Steers International Realty Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that (a) the form of Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 28 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 28 was filed electronically with the Securities and Exchange Commission (Accession No. 0001683863-20-007010) on April 29, 2020.

If you should have any questions or comments regarding the forgoing, please call the undersigned at (212) 796-9347

Sincerely,

/s/ Dana A. DeVivo

Dana A. DeVivo

Secretary and Chief Legal Officer